LEASE LIABILITIES and right-of-use assets - Schedule of financial statement effects concerning lease liabilities (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	$ 6,604,464
Lease liabilities included in the statement of financial position
Current	1,131,149	$ 4,421,265
Non-current	3,870,211	$ 3,486,700
Total lease liabilities	5,001,362
Amounts recognized in profit or loss
Interest on lease liabilities	566,820
Total cash outflow for leases	1,758,391
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	1,701,024
Lease liabilities included in the statement of financial position
Total lease liabilities	1,701,024
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	$ 4,903,437